Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,402,918	$ 1,248,772	$ 2,382,655
Restricted cash	190,447	246,518	260,466
Total cash, cash equivalents and restricted cash	$ 1,593,365	$ 1,495,290	$ 2,643,121	$ 1,300,347